Other Current Receivables (Tables)	12 Months Ended
Dec. 31, 2017
Other Current Receivables [Abstract]
Schedule of other current receivables
	December 31,
	2017	2016
	USD in thousands
Governmental institutes	251	72
Prepaid expenses	194	32
Other receivables	37	--
	482	104